Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Transactions with Related Parties

Transactions with related parties include employment agreements with relatives of certain directors or officers, each duly approved by the Board of Directors or its Audit Committee, as follows:

	Year ended December 31,
	2022	2023	2024

Research and development, net	$265	$982	$990

Schedule of Balances with the Related Parties	Balances with the related parties were as follows:
	As of December 31,
	2023	2024

Employees and payroll accruals	$114	$112